Segment and Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
One Customer [Member] | Continuing Operations [Member]
Segment and Geographic Information [Line Items]
Revenue (in Dollars)	$ 11.4	$ 9.7
Two Customers [Member] | Discontinued Operations [Member]
Segment and Geographic Information [Line Items]
Revenue (in Dollars)	$ 11.2	$ 14.2
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage	35.00%	29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Discontinued Operations [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage	34.00%	42.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Discontinued Operations [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member] | Continuing Operations [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage	61.00%